Shareholder Fees - BERKSHIRE FUNDS - Berkshire Focus Fund Shares	May 01, 2026 USD ($)
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage)	0.00%
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	0.00%
Redemption Fee (as a percentage of Amount Redeemed)	(2.00%)
Maximum Account Fee	$ 20.00
Shareholder Fee, Other	$ 8.00